Deferred Income Tax (Details) - Schedule of deferred income tax is classified by its estimated reversal term - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tax Loss [Abstract]
Total deferred tax asset	S/ 295,638	S/ 276,346
Total deferred tax liability	(128,308)	(98,407)
Cumbra Peru S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	172,287	178,493
Total deferred tax liability	(16,670)	(19,705)
AENZA S.A.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	59,101	46,851
Viva Negocio Inmobiliario S.A.C. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	23,781	16,960
Red Vial 5 S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	17,941	11,808
Others [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	22,528	22,234
Tren Urbano de Lima S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	(58,396)	(47,515)
Unna Energia S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	(53,242)	(31,187)
Reversal expected in the following twelve months [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	90,323	45,308
Total deferred tax liability	(15,457)	1,425
Reversal expected in the following twelve months [member] | Cumbra Peru S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	72,489	29,075
Total deferred tax liability	(16,670)
Reversal expected in the following twelve months [member] | AENZA S.A.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	10,157	6,958
Reversal expected in the following twelve months [member] | Viva Negocio Inmobiliario S.A.C. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	1,706	3,697
Reversal expected in the following twelve months [member] | Red Vial 5 S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	655	1,098
Reversal expected in the following twelve months [member] | Others [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	5,316	4,480
Reversal expected in the following twelve months [member] | Tren Urbano de Lima S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	(64)	(111)
Reversal expected in the following twelve months [member] | Unna Energia S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	1,277	1,536
Reversal expected after twelve months [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	205,315	231,038
Total deferred tax liability	(112,851)	(99,832)
Reversal expected after twelve months [member] | Cumbra Peru S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	99,798	149,418
Total deferred tax liability		(19,705)
Reversal expected after twelve months [member] | AENZA S.A.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	48,944	39,893
Reversal expected after twelve months [member] | Viva Negocio Inmobiliario S.A.C. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	22,075	13,263
Reversal expected after twelve months [member] | Red Vial 5 S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	17,286	10,710
Reversal expected after twelve months [member] | Others [member]
Schedule of Tax Loss [Abstract]
Total deferred tax asset	17,212	17,754
Reversal expected after twelve months [member] | Tren Urbano de Lima S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	(58,332)	(47,404)
Reversal expected after twelve months [member] | Unna Energia S.A. [member]
Schedule of Tax Loss [Abstract]
Total deferred tax liability	S/ (54,519)	S/ (32,723)